OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

January 2, 2013

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer Main Street Fund, a series of Oppenheimer Main Street

Funds (the "Registrant") File Nos. 33-17850; 811-05360

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2012.

Sincerely,

/s/ Amy Shapiro

------------------------------------

Amy Shapiro

Vice President & Assistant Counsel

212-323-5922

ashapiro@oppenheimerfunds.com

cc: Valerie Lithotomos, Esq.

K&L Gates LLP
KPMG LLP

Edward Gizzi
Gloria LaFond